LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 14,995	$ 21,209
Current maturities of lease liabilities	7,119	9,047
Long-term lease liability	7,876	12,162
Less than one year (0-1)
Disclosure of maturity analysis of operating lease payments [line items]
Total	7,119	9,047
One to five years (1-5)
Disclosure of maturity analysis of operating lease payments [line items]
Total	7,042	10,241
More than five years (5+)
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 834	$ 1,921